Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
EPS [Abstract]
EPS

12. Earnings per Share

Basic EPS is based on the weighted-average number of DPL common shares outstanding during the year. Diluted EPS is based on the weighted-average number of DPL common and common-equivalent shares outstanding during the year, except in periods where the inclusion of such common-equivalent shares is anti-dilutive. Excluded from outstanding shares for these weighted-average computations were shares held by DP&L's Master Trust Plan for deferred compensation and unreleased shares held by DPL's ESOP.

The common-equivalent shares excluded from the calculation of diluted EPS, because they were anti-dilutive, were not material for the three and six months ended June 30, 2011. Effective with the Merger with AES, DPL is wholly owned by AES and earnings per share information is no longer required.

The following illustrates the reconciliation of the numerators and denominators of the basic and diluted EPS computations:

	Successor			Predecessor
	Three Months Ended June 30, 2012			Three Months Ended June 30, 2011
$ and shares in millions except per share amounts	Income	Shares	Per Share	Income	Shares	Per Share
Basic EPS	N/A	N/A	N/A	$31.7	114.2	$0.28

Effect of Dilutive
Securities:
Warrants		N/A			0.5

Stock options, performance and restricted shares		N/A			0.2

Diluted EPS	N/A	N/A	N/A	$31.7	114.9	$0.28

	Successor			Predecessor
	Six Months Ended June 30, 2012			Six Months Ended June 30, 2011
$ and shares in millions except per share amounts	Income	Shares	Per Share	Income	Shares	Per Share
Basic EPS	N/A	N/A	N/A	$75.2	114.1	$0.66

Effect of Dilutive
Securities:
Warrants		N/A			0.4

Stock options, performance and restricted shares		N/A			0.2

Diluted EPS	N/A	N/A	N/A	$75.2	114.7	$0.66

16. EPS

Basic EPS is based on the weighted-average number of DPL common shares outstanding during the year. Diluted EPS is based on the weighted-average number of DPL common and common-equivalent shares outstanding during the year, except in periods where the inclusion of such common-equivalent shares is anti-dilutive. Excluded from outstanding shares for these weighted-average computations are shares held by DP&L's Master Trust Plan for deferred compensation and unreleased shares held by DPL's ESOP.

The common-equivalent shares excluded from the calculation of diluted EPS, because they were anti-dilutive, were not material for the period January 1, 2011, through November 27, 2011 and the years ended December 31, 2010 and 2009. Effective with the Merger with AES, DPL is wholly-owned by AES and earnings per share information is no longer required.

The following illustrates the reconciliation of the numerators and denominators of the basic and diluted EPS computations:

$ and shares in millions except	January 1, 2011 through				For the years ended December 31,
per share amounts	November 27, 2011			2010			2009
			Per			Per			Per
	Income	Shares	Share	Income	Shares	Share	Income	Shares	Share
Basic EPS	$150.5	114.5	$1.31	$290.3	115.6	$2.51	$229.1	112.9	$2.03

Effect of Dilutive
Securities:
Warrants		0.4			0.3			1.1
Stock options, performance and
restricted shares		0.2			0.2			0.2

Diluted EPS	$150.5	115.1	$1.31	$290.3	116.1	$2.50	$229.1	114.2	$2.01